UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Owners' Equity	Share Capital	Additional Paid-in Capital [1]	Retained Earnings	Non- controlling Interests
Shares outstanding, beginning of period (in shares) at Dec. 31, 2022			53,688,462
Balance at beginning of the period at Dec. 31, 2022	$ 715,513	$ 646,557	$ 53,688	$ 507,127	$ 85,742	$ 68,956
Increase (Decrease) in Stockholders' Equity
Net income	114,778	113,835			113,835	943
Share based payments contribution	1,197	1,197		1,197
Dividends	(43,487)	(43,487)			(43,487)
Shares outstanding, end of period (in shares) at Jun. 30, 2023			53,688,462
Balance at end of the period at Jun. 30, 2023	788,001	718,102	$ 53,688	508,324	156,090	69,899
Shares outstanding, beginning of period (in shares) at Dec. 31, 2023			53,702,846
Balance at beginning of the period at Dec. 31, 2023	806,580	735,990	$ 53,703	509,327	172,960	70,590
Increase (Decrease) in Stockholders' Equity
Net income	63,290	62,641			62,641	649
Share based payments contribution	1,189	1,189		1,189
Forfeitures of share based compensation	(78)	(78)		(78)
Dividends	(44,036)	(44,036)			(44,036)
Shares outstanding, end of period (in shares) at Jun. 30, 2024			53,702,846
Balance at end of the period at Jun. 30, 2024	$ 826,945	$ 755,706	$ 53,703	$ 510,438	$ 191,565	$ 71,239

[1]	(1) Additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company's issued share capital.